As filed with the Securities and Exchange Commission on February 18, 2011

Securities Act File No. 33-8021

Investment Company Act File No. 811-4801

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 52	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 47

(Check appropriate box or boxes)

SUNAMERICA EQUITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher, LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering:

As soon as practical after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒          immediately upon filing pursuant to paragraph (b)

☐            on January 28, 2011 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1).

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 18th day of February, 2011.

SUNAMERICA EQUITY FUNDS
(Registrant)

By:	/s/ John Genoy
John Genoy
President

Pursuant to the requirements of the Securities Act, the Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

/s/ John Genoy	President	February 18, 2011
(Principal Executive Officer)
John Genoy

/s/ Donna M.Handel	Treasurer	February 18, 2011
(Principal Financial and Accounting Officer)
Donna M. Handel

*	Trustee	February 18, 2011

Peter A. Harbeck

*	Trustee	February 18, 2011

Jeffrey S. Burum

*	Trustee	February 18, 2011

Samuel M. Eisenstat

*	Trustee	February 18, 2011

Stephen J. Gutman

*	Trustee	February 18, 2011

William F. Devin

*	Trustee	February 18, 2011

Dr. Judith L. Craven

*	Trustee	February 18, 2011

William J. Shea

*By: /s/ John E. McLean		February 18, 2011

John E. McLean
as Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase